Note 16 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2025	2024
Non-consolidated investments	$60,601	$47,881
Co-investment commitments	23,546	31,893
Maximum exposure to loss	$84,147	$79,774